Mortgage and Related Party Notes Payable (Details) (USD $)	Jan. 31, 2015	Apr. 30, 2014
Related Party Note Payable
Mortgage Note Payable [Line Items]
2015
2016
2017
2018	1,425,982	1,425,982
2019
2020 and thereafter
Total	1,425,982	1,425,982
Mortgage Payable
Mortgage Note Payable [Line Items]
2015	1,871	13,347
2016	14,186	14,186
2017	15,291	15,291
2018	16,371	16,371
2019	17,527	17,527
2020 and thereafter	481,454	481,454
Total	$ 546,700	$ 558,176